Leases	12 Months Ended
Feb. 28, 2025
Leases
Leases

6 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has 1 office premise and 1 office equipment lease agreements with lease terms ranging from two to five years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of February 28, 2025, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office lease at 12 Mohamed Sultan Road #04-01 Singapore 238961	2 years
Photocopier machine	5 years

FAST TRACK GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(a) Amount recognized in the consolidated balance sheet:

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Right-of-use assets	61,401	23,252	17,232

Lease liabilities
Current	38,150	20,463	15,165
Non-current	23,251	2,789	2,067
	61,401	23,252	17,232

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	Year ended February 29, 2024	Year ended February 28, 2025	Year ended February 28, 2025
	S$	S$	US$

Operating lease expenses	20,987	40,464	29,988

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of February 28, 2025 were as follows:

	Minimum lease payment
	S$	US$
Twelve months ending February 28,
2026	20,940	15,519
2027	1,416	1,049
2028	1,416	1,049
2029 onwards	118	88

Total future minimum lease payments	23,890	17,705
Less imputed interest	(638)	(473)
Present value of operating lease liabilities	23,252	17,232
Less: current portion	(20,463)	(15,165)
Long-term portion	2,789	2,067

The following summarizes other supplemental information about the Company’s lease as of February 29, 2024 and February 28, 2025:

	As of February 29, 2024	As of February 28, 2025
Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term	5.58 years	3.58 years

FAST TRACK GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS